Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Loss and comprehensive loss for the period	$ (1,695,651)	$ (751,616)	$ (2,303,829)	$ 2,476,180	$ (1,519,602)
Items not involving cash:
Finance income on sublease			(1,314)		(5,462)
Gain on derivative liabilities			(186,378)		0
Interest expense			62,847		5,951
Recovery of flow-through premium liability	0	(146,313)	0		(146,313)
Share-based payments			710,774		539,974
Share for services			187,872		0
Realized loss on marketable securities	1,595	0	1,595		0
Unrealized loss (gain) on marketable securities	(1,500)	(1,000)	(1,850)		4,000
Write-off of prepaid	1,000	(0)	1,000		(0)
GST receivable			80,669		41,073
Accounts receivable			0		(6,166)
Prepaid expenses and deposits			(249,719)		65,744
Accounts payable and accrued liabilities			(267,188)		(105,733)
Net cash used in operating activities			(1,965,521)		(1,126,534)
CASH FLOWS FROM INVESTING ACTIVITIES
Exploration and evaluation acquisition costs			(246,828)		(176,495)	$ (294,962)
Exploration and evaluation expenditures			(1,041,623)		(2,473,324)
Exploration and evaluation recoveries			100,000		100,000
Receipt of sublease payments			32,851		32,851
Sale proceeds from investment			3,155		0
Net cash used in investing activities			(1,152,445)		(2,516,968)
CASH FLOWS FROM FINANCING ACTIVITIES
Private placement			5,418,400		1,661,807
Share issue costs			(387,416)		(99,624)
Exercise of warrants			0		1,009,017
Exercise of options			0		34,250
Short-term loan received			0		1,144,304
Loan interest repayment			(72,074)		0
Repayment of lease obligation			(35,813)		(35,814)
Net cash provided by financing activities			4,923,097		3,713,940
Change in cash for the period			1,805,131		70,438
Cash, beginning of the period			574,587	305,893	235,455	235,455
Cash, end of period	$ 2,379,718	$ 305,893	2,379,718	$ 574,587	305,893	$ 574,587
Cash paid during the period for interest and taxes			$ 72,074		$ 0